Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MUTUAL OF AMERICA INVESTMENT CORP
Prospectus Date	rr_ProspectusDate	May 01, 2018
Composite Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Composite Fund May 1, 2018
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses you may pay if you buy and hold Fund shares. The expenses shown do not include Separate Account expenses which would increase costs if included.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 60.13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.13%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. The expenses shown do not include Separate Account expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests a portion of its assets in equity and in fixed income (including money market) securities, where the portion in each category of securities will vary based on Mutual of America Capital Management LLC’s (the “Adviser”) view of current economic and market conditions.
  The equity portion of the Fund is invested in stocks in the S&P 500® Index, as selected by the large cap equity manager of the Adviser. The Adviser generally invests in stocks that it considers undervalued, or to have attractive growth potential, and with the potential for investment returns that outperform their peer companies.
  The fixed income portion of the Fund is invested primarily in investment-grade debt securities issued by U.S. corporations or by the U.S. Government or its agencies, including mortgage-backed securities, as managed by the fixed income and mortgage-backed securities managers of the Adviser. The Adviser evaluates each security to be purchased and selects securities based on maturity, credit quality as determined by fundamental analysis and interest income anticipated to be generated.
  The money market portion of the Fund invests in debt securities with a remaining maturity of 397 calendar days or less that present minimal credit risks.
  Although the Fund only purchases investment-grade bonds, the Fund may continue to hold certain corporate bonds in the Fund’s portfolio that are downgraded to below investment grade, commonly referred to as “junk bonds.”

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company’s financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.
  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.
  Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
  Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends (referred to as “extension risk”) and as interest rates fall, mortgage-related securities are often prepaid at a faster rate (referred to as “pre-payment risk”). Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades “over-the-counter,” than a larger capitalization stock or stocks that trade on a national or regional stock exchange.
  Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
  Investment management risk: The Fund’s investment results may differ from the results of a comparable bond market and from the results of other funds that invest in the same types of securities or particular debt securities.
  Interest rate risk: Fixed income securities have an inverse relationship to interest rates, such that as interest rates rise, bond values decrease, and the Fund faces a heightened level of interest rate risk under current conditions because interest rates are near historically low levels.
  Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
  Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
  Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
  Non-investment grade debt risk: Non-investment grade debt obligations, known as “junk bonds,” have a higher risk of default and tend to be less liquid than higher-rated securities.
  Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
  Extension risk: Mortgage-related and other asset-backed securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect fund returns.
  Money Market instrument risk: Money Market instruments may decline in value, based on the performance of the issuer or changes in prevailing interest rates. The returns on money market instruments can be adversely affected when yields on eligible investments are low.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance/Annual Return.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.

The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at http://www.mutualofamerica.com or by calling 1-800-468-3785.

The information in the average annual total returns table shows how the Fund’s performance compares with the returns of three indices that correspond to the equity, fixed income and money market portions of the Fund, respectively:

(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

		(3) The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the annual return and average annual returns of the Fund.

		The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five, and ten years compare to those of certain broad-based, unmanaged indices for those periods.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	(1) The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.

(2) The Bloomberg Barclays U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

		(3) The Citigroup 3-Month Treasury Bill Index is comprised of equal dollar amounts of 3-month Treasury bills purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new 3-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the Index. The Index is rebalanced monthly by market capitalization.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-468-3785
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.mutualofamerica.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	A fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Performing Quarters

	Quarter/Year	Total Return
Best	Second quarter 2009	10.11%
Worst	Fourth quarter 2008	(13.34)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2017)
Composite Fund | Composite Fund Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
1 Year	rr_ExpenseExampleYear01	$ 53
3 Years	rr_ExpenseExampleYear03	165
5 Years	rr_ExpenseExampleYear05	289
10 Years	rr_ExpenseExampleYear10	$ 658
2008	rr_AnnualReturn2008	(22.51%)
2009	rr_AnnualReturn2009	18.45%
2010	rr_AnnualReturn2010	11.02%
2011	rr_AnnualReturn2011	2.84%
2012	rr_AnnualReturn2012	11.65%
2013	rr_AnnualReturn2013	16.37%
2014	rr_AnnualReturn2014	9.10%
2015	rr_AnnualReturn2015	0.80%
2016	rr_AnnualReturn2016	7.92%
2017	rr_AnnualReturn2017	13.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.34%)
Past One Year	rr_AverageAnnualReturnYear01	13.37%
Past Five Years	rr_AverageAnnualReturnYear05	9.38%
Past Ten Years	rr_AverageAnnualReturnYear10	6.24%
Composite Fund | S&P 500® Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	21.83%
Past Five Years	rr_AverageAnnualReturnYear05	15.79%
Past Ten Years	rr_AverageAnnualReturnYear10	8.50%
Composite Fund | Bloomberg Barclays U.S. Aggregate Bond Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	3.54%
Past Five Years	rr_AverageAnnualReturnYear05	2.10%
Past Ten Years	rr_AverageAnnualReturnYear10	4.01%
Composite Fund | Citigroup 3 month Treasury Bill Index (Indices reflect no deduction of any charges against the assets)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	0.84%
Past Five Years	rr_AverageAnnualReturnYear05	0.24%
Past Ten Years	rr_AverageAnnualReturnYear10	0.34%